Shareholder Report, Line Graph (Details) 195212_Defiance Drone and Modern Warfare ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Sep. 25, 2025	Dec. 31, 2025
Defiance Drone and Modern Warfare ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Defiance Drone and Modern Warfare ETF NAV
Accumulated Value	$ 10,000	$ 9,763
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		NASDAQ 100 Total Return Index
Accumulated Value	10,000	$ 10,367
BITA Drone and Modern Warfare Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BITA Drone and Modern Warfare Select Index
Accumulated Value	$ 10,000	$ 9,771